PER SHARE DATA (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Per Share Data Tables
Earnings per share

Weighted average basic shares, taking into consideration shares issued, weighted average options used in calculating EPS and treasury shares repurchased, and basic loss per weighted average combined share for the three and six months ended April 30, 2013 and April 30, 2012 are as follows:

	Three Months Ended		Six Months Ended
	04/30/13	04/30/12	04/30/13	04/30/12
Weighted average combined shares of common stock outstanding used to compute basic earnings per combined share	2,450,424	2,450,424	2,450,424	2,450,424
Basic loss per weighted average combined share is computed as follows:
Net loss before discontinued operations	($2,931,889)	($498,503)	($3,501,469)	($1,004,809)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424	2,450,424
Basic loss per weighted average combined share	($1.20)	($0.20)	($1.43)	($0.41)

Net (loss) income from discontinued operations	$1,425	($4,916)	$1,421	($2,039)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424	2,450,424
Basic earnings per weighted average combined share	$0.00	$0.00	$0.00	$0.00

Net loss	($2,930,464)	($503,419)	($3,500,048)	($1,006,848)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424	2,450,424
Basic loss per weighted average combined share	($1.20)	($0.20)	($1.43)	($0.41)

Weighted average basic shares, taking into consideration shares issued, weighted average options used in calculating EPS and treasury shares repurchased, for Fiscal 2012, 2011 and 2010 are as follows:

	10/31/12	10/31/11	10/31/10
Weighted average combined shares of common stock outstanding used to compute basic earnings per combined share	2,450,424	2,450,424	2,450,424

Basic (loss) earnings per weighted average combined share is computed as follows:

	10/31/12	10/31/11	10/31/10
Net loss before discontinued operations	($1,214,912)	($2,587,540)	($3,815,759)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424
Basic loss per weighted average combined share	($0.49)	($1.06)	($1.56)

Net income (loss) from discontinued operations	($43,722)	$112,775	$406,679
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424
Basic earnings (loss) per weighted average combined share	($0.02)	$0.05	$0.17

Net loss	($1,258,634)	($2,474,765)	($3,409,080)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424
Basic loss per weighted average combined share	($0.51)	($1.01)	($1.39)